PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks – 68.7% of Net Assets
	Canada – 0.9%
459,549	Canada Goose Holdings, Inc.(a)	$17,031,232
347,164	Descartes Systems Group, Inc. (The)(a)	28,712,833

		45,744,065

	France – 2.2%
633,882	Dassault Systemes SE	37,617,943
89,519	LVMH Moet Hennessy Louis Vuitton SE	73,981,511

		111,599,454

	Hong Kong – 0.7%
3,476,000	AIA Group Ltd.	35,082,714

	India – 1.0%
2,601,148	HDFC Bank Ltd.	51,495,494

	Japan – 2.0%
561,100	Mercari, Inc.(a)	28,547,317
1,638,061	Nomura Research Institute Ltd.	70,028,409

		98,575,726

	Netherlands – 3.3%
212,201	ASML Holding NV	169,977,210

	Sweden – 1.6%
1,139,087	Atlas Copco AB, Class A	78,711,848

	Taiwan – 2.1%
4,895,000	Taiwan Semiconductor Manufacturing Co. Ltd.	108,282,268

	United Kingdom – 3.2%
832,313	Halma PLC	36,088,144
370,631	Linde PLC	128,397,697

		164,485,841

	United States – 51.7%
291,604	Accenture PLC, Class A	120,884,438
879,923	Airbnb, Inc., Class A(a)	146,498,380
5,876	Alphabet, Inc., Class C(a)	17,002,735
46,517	Alphabet, Inc., Class A(a)	134,761,610
44,378	Amazon.com, Inc.(a)	147,971,341
252,843	Copart, Inc.(a)	38,336,056
203,797	Costco Wholesale Corp.	115,695,557
484,953	Cummins, Inc.	105,787,647
462,435	Danaher Corp.	152,145,739
1,219,854	Dropbox, Inc., Class A(a)	29,935,217
272,375	Estee Lauder Cos., Inc. (The), Class A	100,833,225
87,505	Goldman Sachs Group, Inc. (The)	33,475,038
235,445	Home Depot, Inc. (The)	97,712,029
521,633	IQVIA Holdings, Inc.(a)	147,173,535

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
419,652	MasterCard, Inc., Class A	$150,789,357
311,563	Meta Platforms, Inc., Class A(a)	104,794,215
45,346	Mettler-Toledo International, Inc.(a)	76,961,685
418,610	NVIDIA Corp.	123,117,387
460,473	PayPal Holdings, Inc.(a)	86,835,998
216,568	Roper Technologies, Inc.	106,521,136
272,644	S&P Global, Inc.	128,668,883
487,168	salesforce.com, Inc.(a)	123,804,004
285,595	Sherwin-Williams Co. (The)	100,575,135
296,404	Texas Instruments, Inc.	55,863,262
258,692	UnitedHealth Group, Inc.	129,899,601
92,241	Vail Resorts, Inc.	30,245,824
126,301	VeriSign, Inc.(a)	32,057,720

		2,638,346,754

	Total Common Stocks (Identified Cost $2,258,332,008)	3,502,301,374

Principal Amount (‡)
Bonds and Notes – 29.5%
Non-Convertible Bonds – 27.4%
	Australia – 0.7%
$ 3,010,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(b)	2,335,170
10,700,000	Australia Government Bond, Series 164, 0.500%, 9/21/2026, (AUD)(b)	7,490,545
800,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	840,000
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A	714,383
3,560,000	Glencore Funding LLC, 1.625%, 9/01/2025, 144A	3,528,423
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033, 144A(b)	4,984,874
4,000,000	Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027, 144A(b)	3,919,344
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(b)	8,363,867
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	99,503
1,370,000	Westpac Banking Corp., 1.953%, 11/20/2028(b)	1,364,518

		33,640,627

	Belgium – 0.1%
2,745,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)	3,422,605
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,967,051

		5,389,656

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Brazil – 0.6%
$ 1,150,000		Banco Bradesco S.A., 2.850%, 1/27/2023, 144A	$1,162,385
1,035,000		Braskem Netherlands Finance BV, 4.500%, 1/10/2028	1,097,100
1,785,000		Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,898,347
53,329	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2031, (BRL)	9,168,655
2,685,000		Brazilian Government International Bond, 4.500%, 5/30/2029	2,748,796
1,085,000		Brazilian Government International Bond, 4.625%, 1/13/2028	1,132,480
2,980,000		BRF S.A., 4.875%, 1/24/2030	3,018,025
650,000		Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	643,507
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	402,560
1,100,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,137,125
1,250,000		Itau Unibanco Holding S.A., 2.900%, 1/24/2023, 144A	1,263,125
2,465,000		Petrobras Global Finance BV, 5.999%, 1/27/2028	2,686,850
150,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	164,427
575,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	625,318
2,515,000		Suzano Austria GmbH, 2.500%, 9/15/2028	2,426,975
1,185,000		Suzano Austria GmbH, 3.125%, 1/15/2032	1,146,499
550,000		Suzano Austria GmbH, 3.750%, 1/15/2031	558,943

			31,281,117

		Canada – 4.0%
790,000		1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	776,175
363,716		Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A	361,981
757,528		Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(b)	767,967
1,210,000		Antares Holdings LP, 3.950%, 7/15/2026, 144A	1,244,222
1,010,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,073,362
4,500,000		Bank of Montreal, (fixed rate to 1/22/2026, variable rate thereafter), MTN, 0.949%, 1/22/2027(b)	4,367,340
2,675,000		Bank of Nova Scotia (The), 1.050%, 3/02/2026(b)	2,607,196

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
$ 2,525,000	Bank of Nova Scotia (The), 1.300%, 9/15/2026(b)	$2,474,659
2,835,000	Bell Telephone Co. of Canada/Bell Canada (The), MTN, 3.600%, 9/29/2027, (CAD)	2,386,044
1,735,000	Brookfield Finance I UK PLC, 2.340%, 1/30/2032	1,692,404
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,113,449
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,388,393
1,220,000	Canada Housing Trust No. 1, 1.550%, 12/15/2026, 144A, (CAD)	964,475
23,095,000	Canadian Government Bond, 0.250%, 2/01/2023, (CAD)(b)	18,156,674
61,465,000	Canadian Government Bond, 0.250%, 5/01/2023, (CAD)(b)	48,222,535
89,175,000	Canadian Government Bond, 0.500%, 9/01/2025, (CAD)(b)	68,816,212
970,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(b)	1,014,006
1,800,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(b)	1,818,574
2,465,000	Canadian Pacific Railway Co., 1.750%, 12/02/2026	2,473,895
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)	924,735
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)(b)	3,866,903
430,000	Enbridge, Inc., 2.900%, 7/15/2022	434,245
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,841,868
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)(b)	2,395,533
187,682	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	145,169
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)(b)	3,855,357
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(b)	5,095,833
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(b)	1,923,432
2,725,000	Royal Bank of Canada, 0.875%, 1/20/2026(b)	2,651,357
2,040,000	Royal Bank of Canada, 1.200%, 4/27/2026(b)	2,003,829
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(b)	2,540,502
2,960,000	Shaw Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,400,737

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
$ 2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(b)	$2,523,070
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(b)	1,761,054
1,675,000	Toronto-Dominion Bank (The), MTN, 1.150%, 6/12/2025(b)	1,660,907
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,627,400

		202,371,494

	Chile – 0.4%
715,000	Banco de Chile, 2.990%, 12/09/2031, 144A	705,133
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031, 144A(b)	2,570,803
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	1,009,384
1,500,000	Chile Government International Bond, 2.450%, 1/31/2031(b)	1,490,640
1,005,000	Chile Government International Bond, 2.550%, 1/27/2032(b)	1,002,488
2,580,000	Colbun S.A., 3.150%, 3/06/2030	2,580,000
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(b)	1,981,509
570,000	Corp. Nacional del Cobre de Chile, 3.750%, 1/15/2031, 144A	607,123
595,000	Empresa Nacional de Telecomunicaciones S.A., 3.050%, 9/14/2032, 144A	584,593
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031, 144A	1,880,683
525,000	Enel Chile S.A., 4.875%, 6/12/2028	578,813
2,690,000	Engie Energia Chile S.A., 3.400%, 1/28/2030	2,723,625
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	825,760
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A	1,183,717

		19,724,271

	China – 1.0%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	973,882
795,000	Baidu, Inc., 3.875%, 9/29/2023	827,452
98,500,000	China Government Bond, 2.200%, 7/27/2025, (CNY)(b)	15,240,348
6,500,000	China Government Bond, 3.390%, 5/21/2025, (CNH)(b)	1,045,695
500,000	China Government Bond, 3.480%, 6/29/2027, (CNH)	81,672

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	China – continued
25,000,000	China Government Bond, 3.900%, 7/04/2036, (CNH)(b)	$4,250,334
67,500,000	China Government Bond, 4.000%, 11/30/2035, (CNY)(b)	11,631,022
2,600,000	Country Garden Holdings Co. Ltd., 2.700%, 7/12/2026	2,216,886
2,800,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	2,380,946
2,435,000	Country Garden Holdings Co. Ltd., 8.000%, 1/27/2024	2,447,107
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022	919,172
2,750,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031	1,567,225
2,750,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024	1,771,110
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031, 144A	636,147
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A	508,240
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(b)	1,226,292
1,270,000	Weibo Corp., 3.500%, 7/05/2024	1,307,732

		49,031,262

	Colombia – 0.3%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,250,757
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	2,425,075
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,233,063
1,026,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,115,467
1,035,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,084,162
575,000	Republic of Colombia, 3.875%, 4/25/2027	579,313
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	1,672,913
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)	7,217,703
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	959,184

		17,537,637

	Denmark – 0.1%
2,055,000	Orsted A/S, EMTN, 2.125%, 5/17/2027, (GBP)	2,878,621

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Dominican Republic – 0.1%
$ 2,160,000	Dominican Republic, 4.500%, 1/30/2030, 144A	$2,195,100
1,155,000	Dominican Republic, 4.875%, 9/23/2032, 144A	1,173,769
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	658,086
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,112,310
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	506,600

		5,645,865

	Egypt – 0.1%
1,515,000	Egypt Government International Bond, 5.250%, 10/06/2025	1,526,423
1,435,000	Egypt Government International Bond, 7.625%, 5/29/2032	1,356,922

		2,883,345

	Finland – 0.1%
3,575,000	Nordea Bank Abp, 0.750%, 8/28/2025, 144A(b)	3,484,043

	France – 0.2%
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	222,932
890,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A	898,279
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(b)	1,417,330
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	261,507
4,500,000	Credit Agricole S.A., (fixed rate to 1/26/2026, variable rate thereafter), 1.247%, 1/26/2027, 144A(b)	4,378,767
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)	1,575,377
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)	1,591,142
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	573,141
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	595,112
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	1,102,544
230,000	SPCM S.A., 3.125%, 3/15/2027, 144A	227,281
215,000	SPCM S.A., 3.375%, 3/15/2030, 144A	206,937

		13,050,349

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Germany – 0.2%
$ 1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(b)	$1,216,531
1,395,000	BMW U.S. Capital LLC, 4.150%, 4/09/2030, 144A(b)	1,579,569
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	2,305,331
220,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	221,680
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,771,256
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)	429,448
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(b)	1,491,787
490,000	Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027, 144A	475,229
420,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	441,882

		11,932,713

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	370,835
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029(b)	1,533,146
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(b)	1,252,396

		3,156,377

	India – 0.3%
1,195,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	1,137,963
2,480,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027	2,573,288
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,972,626
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	2,622,524
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,242,670
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,288,100
2,420,000	Shriram Transport Finance Co. Ltd., 4.400%, 3/13/2024	2,450,250

		14,287,421

	Indonesia – 0.2%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	323,298
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	820,411

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Indonesia – continued
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)	$3,662,200
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)	3,186,686
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030	1,538,587
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	586,157

		10,117,339

	Ireland – 0.2%
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	654,117
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,305,914
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,322,614
3,710,000	Ireland Government Bond, Zero Coupon, 0.029%, 10/18/2031, (EUR)(b)(c)	4,118,694
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)	464,478

		9,865,817

	Israel – 0.6%
10,950,000	State of Israel, 1.000%, 3/31/2030, (ILS)(b)	3,515,982
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,882,825
4,140,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	3,891,600
20,256,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	17,116,320
4,475,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,434,143
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	499,958

		32,340,828

	Italy – 0.5%
175,000	Assicurazioni Generali SpA, EMTN, (fixed rate to 10/27/2027, variable rate thereafter), 5.500%, 10/27/2047, (EUR)	241,726
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	221,207
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	664,455
6,965,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	8,193,168
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	4,074,665
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	4,887,479

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Italy – continued
$1,975,000		Italy Government International Bond, 2.375%, 10/17/2024	$2,023,203
3,335,000		Republic of Italy, 2.500%, 11/15/2025, (EUR)	4,127,226
630,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	754,759
635,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	694,569

			25,882,457

		Japan – 0.8%
993,396,600	(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(b)	8,939,767
2,020,350,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(b)	16,884,667
3,000,000		Mitsubishi UFJ Financial Group, Inc., (fixed rate to 10/13/2026, variable rate thereafter), 1.640%, 10/13/2027(b)	2,960,801
2,020,000		Mizuho Financial Group, Inc., 2.564%, 9/13/2031(b)	1,968,782
2,000,000		Mizuho Financial Group, Inc., (fixed rate to 7/10/2023, variable rate thereafter), 1.241%, 7/10/2024(b)	2,004,843
2,000,000		Nomura Holdings, Inc., 1.851%, 7/16/2025	1,998,703
3,050,000		Sumitomo Mitsui Financial Group, Inc., 1.402%, 9/17/2026(b)	2,976,976
1,445,000		Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(b)	1,506,046
2,790,000		Toyota Motor Corp., 2.362%, 3/25/2031(b)	2,874,732

			42,115,317

		Korea – 0.9%
765,000		Export-Import Bank of Korea, 3.000%, 11/01/2022	779,137
160,900,000		Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(b)	2,180,325
636,300,000		Export-Import Bank of Korea, MTN, 6.900%, 2/07/2023, (INR)(b)(d)(e)	8,686,337
1,100,000		Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,132,018
1,650,000		Kia Corp., 1.750%, 10/16/2026, 144A	1,633,500
1,575,000		Kia Corp., 3.000%, 4/25/2023, 144A	1,614,879
2,720,000		Kookmin Bank, 1.375%, 5/06/2026, 144A(b)	2,688,883
1,515,000		Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A(b)	1,525,729
910,000		Korea Gas Corp., 2.750%, 7/20/2022, 144A(b)	919,701

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Korea – continued
$670,000	KT Corp., 2.500%, 7/18/2026, 144A	$691,978
1,180,000	LG Chem Ltd., 3.250%, 10/15/2024, 144A	1,241,549
4,500,000,000	Republic of Korea, 0.875%, 12/10/2023, (KRW)(b)	3,729,542
4,500,000,000	Republic of Korea, 1.125%, 9/10/2025, (KRW)(b)	3,678,685
13,130,550,000	Republic of Korea, 1.500%, 12/10/2030, (KRW)(b)	10,367,408
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(b)	1,216,702
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A	822,642
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,660,935
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	173,838

		45,743,788

	Luxembourg – 0.0%
920,000	ArcelorMittal S.A., 6.750%, 3/01/2041	1,242,092

	Malaysia – 0.1%
28,570,000	Malaysia Government Bond, 3.480%, 3/15/2023, (MYR)(b)	6,962,203

	Mexico – 1.0%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	804,450
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	956,325
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	892,043
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	485,751
730,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	796,620
1,905,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,898,009
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	915,919
400,000	Cemex SAB de CV, 7.375%, 6/05/2027, 144A	440,404
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(b)	1,815,399
1,205,000	Comision Federal de Electricidad, 4.750%, 2/23/2027	1,333,043
800,000	Gruma SAB de CV, 4.875%, 12/01/2024	869,008

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$339,948
840,000		Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	830,096
1,707,184	(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	7,859,191
1,294,043	(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	6,692,330
637,836	(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	3,277,883
724,558	(††††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,547,965
2,665,000		Mexico Government International Bond, 3.250%, 4/16/2030	2,728,640
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	239,235
1,850,000		Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026, 144A	1,819,845
1,240,000		Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,325,572
3,505,000		Petroleos Mexicanos, 5.950%, 1/28/2031	3,405,896
100,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	118,200
835,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	885,255
2,090,000		Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,325,125
1,010,000		Unifin Financiera SAB de CV, 7.250%, 9/27/2023	924,079
2,195,000		Unifin Financiera SAB de CV, 9.875%, 1/28/2029	1,849,309

			49,375,540

		Netherlands – 0.1%
870,000		Cooperatieve Rabobank U.A., 4.375%, 8/04/2025	943,924
1,725,000		ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A(b)	1,706,767

			2,650,691

		New Zealand – 0.4%
3,495,000		ANZ New Zealand International Ltd., 1.250%, 6/22/2026, 144A(b)	3,436,056
2,200,000		Bank of New Zealand, 1.000%, 3/03/2026, 144A(b)	2,139,932
5,000,000		Fonterra Co-operative Group Ltd., MTN, 5.500%, 2/26/2024, (AUD)(b)	3,965,218
10,700,000		New Zealand Government Bond, 0.500%, 5/15/2024, (NZD)(b)	7,083,295
6,310,000		New Zealand Government Bond, 1.500%, 5/15/2031, (NZD)(b)	4,027,886

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	New Zealand – continued
3,575,000	New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(b)	$2,564,553

		23,216,940

	Nigeria – 0.0%
1,975,000	Nigeria Government International Bond, 6.125%, 9/28/2028, 144A	1,906,922

	Norway – 0.3%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027, 144A(b)	3,607,997
2,790,000	Equinor ASA, 3.625%, 4/06/2040(b)	3,099,624
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(b)	1,865,742
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)(b)	5,144,302

		13,717,665

	Panama – 0.0%
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,524,798

	Paraguay – 0.0%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,593,950
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	887,000

		2,480,950

	Peru – 0.2%
3,220,000	Corp. Financiera de Desarrollo S.A., 2.400%, 9/28/2027, 144A	3,130,967
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026	2,035,095
2,455,000	Peruvian Government International Bond, 3.000%, 1/15/2034	2,445,180
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	1,111,698

		8,722,940

	Philippines – 0.0%
1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030	1,092,828

	Poland – 0.2%
26,400,000	Republic of Poland Government Bond, 1.250%, 10/25/2030, (PLN)(b)	5,397,253
12,970,000	Republic of Poland Government Bond, 3.250%, 7/25/2025, (PLN)(b)	3,161,641

		8,558,894

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Portugal – 0.1%
$3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	$3,494,183

	Qatar – 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A(b)	1,776,637
1,600,000	Qatar Energy, 2.250%, 7/12/2031, 144A(b)	1,584,909

		3,361,546

	Romania – 0.1%
29,970,000	Romania Government Bond, 4.150%, 10/24/2030, (RON)	6,374,429
1,100,000	Romania Government International Bond, 2.000%, 4/14/2033, 144A, (EUR)	1,140,036

		7,514,465

	Singapore – 0.3%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	791,022
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A	1,505,621
860,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	858,700
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	364,475
4,510,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(b)	3,447,648
10,055,000	Singapore Government Bond, 2.125%, 6/01/2026, (SGD)(b)	7,725,896

		14,693,362

	South Africa – 0.4%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,372,784
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	1,658,786
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,481,770
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	970,455
116,835,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	6,572,290
39,185,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	2,067,017
7,585,000	South Africa Government International Bond, 5.750%, 9/30/2049	7,289,185

		21,412,287

	Spain – 0.4%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)	2,638,979

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Spain – continued
$400,000	Banco Santander S.A., 3.125%, 2/23/2023	$409,411
2,000,000	Banco Santander S.A., (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,963,606
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	709,213
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	587,739
3,700,000	Cellnex Telecom S.A., EMTN, 1.750%, 10/23/2030, (EUR)	4,046,638
270,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	275,460
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	850,245
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)	521,427
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)	3,255,553
2,565,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)	3,186,216

		18,444,487

	Supranationals – 0.3%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023(b)	1,522,670
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(b)	1,133,690
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(b)	2,688,027
2,560,000	International Bank for Reconstruction & Development, 0.250%, 12/23/2022, (SEK)	283,695
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)(b)	7,804,362
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(b)	1,890,962

		15,323,406

	Sweden – 0.1%
1,675,000	Svenska Handelsbanken AB, 0.625%, 6/30/2023, 144A(b)	1,670,148
38,000,000	Sweden Government Bond, 0.125%, 5/12/2031, 144A, (SEK)(b)	4,141,039

		5,811,187

	Switzerland – 0.1%
930,000	Credit Suisse AG, 2.950%, 4/09/2025	973,462
3,855,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A(b)	3,922,662
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(b)	1,397,009

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Switzerland – continued
$340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	$357,595

		6,650,728

	Taiwan – 0.0%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031(b)	1,949,490

	Tanzania – 0.1%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,960,065
985,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	1,025,385

		3,985,450

	Thailand – 0.1%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,618,548
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	967,946

		2,586,494

	Trinidad – 0.0%
415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	421,229

	Turkey – 0.3%
2,045,000	Aydem Yenilenebilir Enerji A/S, 7.750%, 2/02/2027, 144A	1,650,601
2,250,000	TC Ziraat Bankasi A/S, 5.375%, 3/02/2026, 144A	2,029,761
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	2,864,752
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	531,447
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,745,625
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	5,989,377
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,343,346

		17,154,909

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(b)	1,771,000
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A(b)	1,402,161

		3,173,161

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – 0.2%
$95,000	Avon Products, Inc., 8.450%, 3/15/2043	$116,850
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(b)	1,476,728
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,408,438
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	665,291
1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(b)	1,188,425
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(b)	1,532,603
1,190,000	NatWest Markets PLC, 0.800%, 8/12/2024, 144A(b)	1,170,328
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)	342,688
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,435,692
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	307,087
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(b)	1,476,713
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,867,808

		12,988,651

	United States – 10.8%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	175,791
315,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(f)	321,300
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	499,920
1,145,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(f)	1,187,937
965,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(f)	994,722
435,000	AMC Networks, Inc., 4.250%, 2/15/2029	432,281
70,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	65,450
1,416,756	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,400,931
1,131,315	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,069,806
336,330	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	335,052
407,061	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	392,528
1,430,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	1,764,262

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$220,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	$228,773
255,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	272,524
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)(b)	3,218,620
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	313,679
2,630,000	Ares Capital Corp., 3.200%, 11/15/2031	2,585,769
1,300,000	Ashland LLC, 3.375%, 9/01/2031, 144A	1,290,250
945,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	927,582
980,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	990,692
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)(b)	2,238,707
2,345,000	Bank of America Corp., MTN, (fixed rate to 6/14/2023, variable rate thereafter), 0.523%, 6/14/2024	2,329,438
675,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	667,596
3,205,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	2,948,600
640,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	563,200
1,860,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	1,634,475
1,140,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	1,270,758
500,000	Block, Inc., 3.500%, 6/01/2031, 144A	512,500
2,240,000	Boeing Co. (The), 2.196%, 2/04/2026	2,239,466
140,000	Boeing Co. (The), 3.100%, 5/01/2026	145,876
25,000	Boeing Co. (The), 3.250%, 2/01/2035	25,191
165,000	Boeing Co. (The), 3.550%, 3/01/2038	167,792
25,000	Boeing Co. (The), 3.625%, 3/01/2048	24,757
90,000	Boeing Co. (The), 3.750%, 2/01/2050	93,259
635,000	Boeing Co. (The), 3.850%, 11/01/2048	659,058
640,000	Boeing Co. (The), 3.950%, 8/01/2059	664,774
875,000	BPR Trust, Series 2021-NRD, Class F, 30-day Average SOFR + 6.870%, 6.970%, 12/15/2023, 144A(g)	872,823
690,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	688,798

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$6,085,000	Carnival Corp., 5.750%, 3/01/2027, 144A	$6,085,000
2,125,000	Carnival Corp., 6.000%, 5/01/2029, 144A	2,114,375
1,720,000	Carvana Co., 5.500%, 4/15/2027, 144A	1,702,800
260,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	256,464
12,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	12,633,250
3,810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	3,748,383
2,510,000	Centene Corp., 2.500%, 3/01/2031	2,443,523
160,000	Centene Corp., 2.625%, 8/01/2031	156,800
975,000	Centene Corp., 3.000%, 10/15/2030	991,097
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	166,650
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	179,307
1,085,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	1,045,267
6,835,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	7,070,856
1,240,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	1,283,102
5,315,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	4,969,525
7,265,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	7,220,030
200,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	195,651
95,000	Continental Resources, Inc., 3.800%, 6/01/2024	99,129
920,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,083,410
11,285,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	10,678,431
1,845,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,778,119
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	616,045
495,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	493,144
490,000	Dana, Inc., 5.375%, 11/15/2027	513,861
2,235,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	2,251,762

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$380,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	$429,400
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)	1,064,346
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	58,303
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,344
355,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	363,417
705,000	DISH DBS Corp., 5.125%, 6/01/2029	641,550
2,260,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	2,295,674
3,035,000	DISH DBS Corp., 5.875%, 11/15/2024	3,117,734
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	2,067,800
310,000	DR Horton, Inc., 4.375%, 9/15/2022	314,992
160,000	Edison International, 4.950%, 4/15/2025	174,010
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	366,467
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	580,115
280,000	EPR Properties, 3.600%, 11/15/2031	277,016
70,000	EQT Corp., 3.125%, 5/15/2026, 144A	71,857
1,555,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,613,312
515,000	EQT Corp., 3.900%, 10/01/2027	552,348
360,000	EQT Corp., 5.000%, 1/15/2029	398,700
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	116,150
3,780,000	Expedia Group, Inc., 2.950%, 3/15/2031	3,774,632
575,000	Ford Motor Co., 3.250%, 2/12/2032	588,800
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,531,262
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,842,112
6,640,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	8,084,200
3,005,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	3,777,555
2,710,000	General Motors Co., 5.200%, 4/01/2045	3,352,956

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$405,000	General Motors Co., 6.250%, 10/02/2043	$554,218
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	115,596
635,000	General Motors Financial Co., Inc., EMTN, 2.250%, 9/06/2024, (GBP)	869,089
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	624,924
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	486,821
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	462,479
855,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	848,455
2,340,000	Goldman Sachs Group, Inc. (The), (fixed rate to 9/10/2023, variable rate thereafter), 0.657%, 9/10/2024	2,321,795
975,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,116,043
830,000	HCA, Inc., 3.500%, 9/01/2030	877,206
20,000	HCA, Inc., 4.750%, 5/01/2023	20,947
1,195,000	HCA, Inc., 5.250%, 6/15/2049	1,534,763
245,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	243,163
660,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	660,000
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	481,750
3,065,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	3,005,571
1,000,000	Hyundai Capital America, 2.650%, 2/10/2025	1,024,799
835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	855,707
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A	1,618,612
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A	1,758,298
11,250,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	10,968,750
1,180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,213,547
1,085,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,100,320
620,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	644,862
1,135,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,174,702

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$200,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	$207,088
795,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	806,925
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,818,200
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,924,012
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,120,847
3,185,000	John Deere Financial, Inc., 1.340%, 9/08/2027, (CAD)(b)	2,419,135
2,435,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,857,692
1,970,000	Kraft Heinz Foods Co., 5.500%, 6/01/2050	2,667,155
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	776,541
345,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	353,949
60,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	63,463
870,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	875,672
44,000	Masco Corp., 6.500%, 8/15/2032	58,184
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	730,194
2,355,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,513,962
1,025,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,064,647
435,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	437,719
25,000	MPLX LP, 4.500%, 7/15/2023	26,026
95,000	MPLX LP, 4.875%, 6/01/2025	103,955
490,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	495,512
2,135,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	2,177,700
4,605,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	5,274,509
1,370,000	Navient Corp., 5.000%, 3/15/2027	1,397,208
421,000	Navient Corp., MTN, 5.625%, 8/01/2033	401,005
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	4,579,622
790,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	778,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$835,000	Netflix, Inc., 4.875%, 4/15/2028	$951,900
2,250,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,624,062
245,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	290,938
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	28,001
475,000	Novelis Corp., 4.750%, 1/30/2030, 144A	499,344
775,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	755,625
300,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	308,898
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,914,312
1,795,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,420,845
420,000	Old Republic International Corp., 4.875%, 10/01/2024	457,391
1,170,000	OneMain Finance Corp., 5.625%, 3/15/2023	1,222,129
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	956,750
2,310,000	OneMain Finance Corp., 7.125%, 3/15/2026	2,633,400
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	143,163
740,000	Oracle Corp., 3.950%, 3/25/2051	768,199
750,000	Ovintiv, Inc., 6.500%, 8/15/2034	965,001
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	58,383
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	301,093
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	39,096
65,000	Ovintiv, Inc., 7.375%, 11/01/2031	84,728
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	172,867
8,630,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	9,075,054
1,550,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,517,969
2,120,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	2,256,717
1,250,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	1,157,953
1,645,000	Pacific Gas & Electric Co., 3.950%, 12/01/2047	1,584,429

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$310,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	$300,700
1,205,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	1,221,906
70,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	73,500
1,060,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	1,052,050
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,439,143
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)	1,733,456
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	518,170
890,000	Range Resources Corp., 4.875%, 5/15/2025	918,925
165,000	Range Resources Corp., 5.000%, 3/15/2023	168,713
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,455,300
5,190,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	5,151,075
11,981,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	12,160,715
4,435,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	4,492,123
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.625%, 3/01/2029, 144A	6,819,477
2,175,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	2,106,694
4,130,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	4,177,743
810,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	849,804
1,450,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	1,392,000
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,086,300
525,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	585,375
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	444,244
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	160,017
130,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	128,659
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	331,728
2,785,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	2,917,009
410,000	T-Mobile USA, Inc., 2.400%, 3/15/2029, 144A	413,969

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$735,000	T-Mobile USA, Inc., 2.700%, 3/15/2032, 144A	$739,529
6,900,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	7,030,686
5,840,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,075,819
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	3,067,979
255,000	Tapestry, Inc., 3.050%, 3/15/2032	256,498
420,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	525,000
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	114,852
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)	285,307
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	98,119
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	103,055
400,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	410,500
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(b)	1,645,282
635,000	TransDigm, Inc., 5.500%, 11/15/2027	654,050
50,000	TransDigm, Inc., 7.500%, 3/15/2027	52,250
2,615,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	2,758,747
11,330,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	11,426,135
615,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	618,075
75,000	Travel & Leisure Co., 6.000%, 4/01/2027	81,508
90,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	99,796
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,444
775,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	772,094
63,766	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	66,823
251,111	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	249,855
4,422,969	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(h)	4,487,585
4,465,080	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)(h)	4,953,477
12,651,745	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(b)(h)	13,225,522

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$36,290,000	U.S. Treasury Note, 0.125%, 1/31/2023(b)(i)	$36,165,253
10,300,000	U.S. Treasury Note, 0.125%, 3/31/2023(b)	10,252,523
7,860,000	U.S. Treasury Note, 0.125%, 4/30/2023(b)	7,817,937
29,995,000	U.S. Treasury Note, 0.500%, 11/30/2023(b)	29,880,176
19,120,000	U.S. Treasury Note, 0.875%, 6/30/2026(b)	18,816,769
8,590,000	U.S. Treasury Note, 1.625%, 10/31/2026(b)	8,735,292
14,060,000	U.S. Treasury Note, 1.625%, 8/15/2029(b)	14,263,760
10,235,000	U.S. Treasury Note, 1.750%, 11/15/2029(b)(i)	10,490,875
4,515,000	U.S. Treasury Note, 1.875%, 3/31/2022	4,534,243
4,700,000	U.S. Treasury Note, 2.875%, 5/15/2028(b)	5,120,613
13,090,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	13,330,071
10,745,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	11,534,757
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,175,359
335,278	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	329,317
2,276,316	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,488,173
195,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	203,333
290,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	299,063
390,000	Verizon Communications, Inc., 2.850%, 9/03/2041	384,747
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,428,582
130,000	Western Digital Corp., 2.850%, 2/01/2029	131,252
90,000	Western Digital Corp., 3.100%, 2/01/2032	90,657
360,000	Western Midstream Operating LP, 5.300%, 2/01/2030	395,654
555,000	Western Midstream Operating LP, 5.300%, 3/01/2048	668,778
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	179,250
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	137,370
475,000	Western Midstream Operating LP, 6.500%, 2/01/2050	561,690

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	$75,827
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	443,158
1,595,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,694,879

		551,686,846

	Uruguay – 0.1%
1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031	1,629,033
86,955,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	1,866,381

		3,495,414

	Total Non-Convertible Bonds (Identified Cost $1,390,360,572)	1,397,960,102

Convertible Bonds – 2.1%
	United States – 2.1%
3,485,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	3,643,916
18,255,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	19,041,790
5,315,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025(c)	5,328,394
545,000	DISH Network Corp., 2.375%, 3/15/2024	521,838
24,620,000	DISH Network Corp., 3.375%, 8/15/2026	23,304,135
50,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(c)	57,525
805,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%-0.979%, 4/01/2026, 144A(j)	707,917
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	284,326
5,320,000	Livongo Health, Inc., 0.875%, 6/01/2025	6,100,870
6,630,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	6,230,476
550,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	500,500
1,060,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	2,008,064
810,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-1.734%, 2/15/2026, 144A(j)	686,475
230,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	545,101
10,035,000	Southwest Airlines Co., 1.250%, 5/01/2025(b)	13,376,655
1,340,000	Splunk, Inc., 1.125%, 6/15/2027	1,249,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	United States – continued
$13,885,000	Teladoc Health, Inc., 1.250%, 6/01/2027	$12,644,028
1,100,000	Twitter, Inc., Zero Coupon, 0.000%-1.483%, 3/15/2026, 144A(j)	985,160
6,428,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(j)	6,357,099
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	192,825
1,610,000	Zynga, Inc., Zero Coupon, 0.456%-1.992%, 12/15/2026(j)	1,469,272

	Total Convertible Bonds (Identified Cost $109,084,396)	105,235,916

Municipals – 0.0%
	United States – 0.0%
125,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $124,989)	131,318

	Total Bonds and Notes (Identified Cost $1,499,569,957)	1,503,327,336

Senior Loans – 0.0%
	United States – 0.0%
520,569	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1-month LIBOR + 3.000%, 3.500%, 8/02/2028(g)(k)	520,960
440,785	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(g)(k)	442,191
469,394	Medline Borrower, LP, USD Term Loan B, 1-month LIBOR + 3.250%, 3.750%, 10/23/2028(g)(k)	469,187
494,886	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(g)(l)	495,559

	Total Senior Loans (Identified Cost $1,916,628)	1,927,897

Shares
Preferred Stocks – 0.1%
Convertible Preferred Stocks – 0.1%
	United States – 0.1%
3,849	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(d)(e)	4,013,391
38,952	El Paso Energy Capital Trust I, 4.750%	1,970,582

		5,983,973

	Total Convertible Preferred Stocks (Identified Cost $5,747,812)	5,983,973

	Total Preferred Stocks (Identified Cost $5,747,812)	5,983,973

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.4%
$72,725,887	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $72,725,887 on 1/03/2022 collateralized by $61,422,500 U.S. Treasury Inflation Indexed Note, 0.125% due 07/15/2030 valued at $74,180,472 including accrued interest(m) (Identified Cost $72,725,887)	$72,725,887

	Total Investments – 99.7% (Identified Cost $3,838,292,292)	5,086,266,467
	Other assets less liabilities – 0.3%	14,575,348

	Net Assets – 100.0%	$5,100,841,815

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$ 689,812,858	13.5%	$12,699,728	0.2%

1

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents principal amount including inflation adjustments.

(††††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Non-income producing security.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(d)	Illiquid security.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2021, the value of these securities amounted to $12,699,728 or 0.2% of net assets.

(f)	Perpetual bond with no specified maturity date.

(g)	Variable rate security. Rate as of December 31, 2021 is disclosed.

(h)	Treasury Inflation Protected Security (TIPS).

(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.

(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.

(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $398,174,780 or 7.8% of net assets.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3/16/2022	KRW	B	5,850,000,000	$4,963,095	$4,914,295	$(48,800)
Bank of America, N.A.	3/16/2022	MXN	S	256,059,000	12,024,936	12,348,889	(323,953)
Credit Suisse International	3/16/2022	CAD	S	189,675,000	149,849,736	149,924,597	(74,861)
Credit Suisse International	3/16/2022	COP	S	38,844,665,000	9,850,302	9,477,550	372,752
Credit Suisse International	3/16/2022	GBP	B	12,371,000	16,336,747	16,739,679	402,932
Credit Suisse International	3/16/2022	JPY	B	11,200,164,000	98,865,395	97,422,880	(1,442,515)
HSBC Bank USA	3/16/2022	AUD	B	18,075,000	12,932,482	13,152,745	220,263
Morgan Stanley Capital Services, Inc.	3/16/2022	EUR	B	142,681,000	161,297,732	162,680,884	1,383,152
Morgan Stanley Capital Services, Inc.	3/16/2022	NZD	S	6,003,000	4,072,057	4,106,981	(34,924)
UBS AG	3/16/2022	IDR	S	105,333,420,000	7,262,871	7,345,509	(82,638)
UBS AG	3/16/2022	SEK	B	7,350,000	809,344	813,874	4,530

Total							$375,938

At December 31, 2021, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	3/16/2022	NOK	30,959,000	EUR	2,979,678	$3,397,346	$(113,442)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10-Year U.S. Treasury Note	3/22/2022	305	$44,181,312	$44,663,438	$(482,126)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$111,599,454	$—	$111,599,454
Hong Kong	—	35,082,714	—	35,082,714
India	—	51,495,494	—	51,495,494
Japan	—	98,575,726	—	98,575,726
Netherlands	—	169,977,210	—	169,977,210
Sweden	—	78,711,848	—	78,711,848
Taiwan	—	108,282,268	—	108,282,268
United Kingdom	128,397,697	36,088,144	—	164,485,841
All Other Common Stocks*	2,684,090,819	—	—	2,684,090,819

Total Common Stocks	2,812,488,516	689,812,858	—	3,502,301,374

Bonds and Notes*	—	1,503,327,336	—	1,503,327,336
Senior Loans*	—	1,927,897	—	1,927,897
Preferred Stocks*	1,970,582	4,013,391	—	5,983,973
Short-Term Investments	—	72,725,887	—	72,725,887

Total Investments	2,814,459,098	2,271,807,369	—	5,086,266,467

Forward Foreign Currency Contracts (unrealized appreciation)	—	2,383,629	—	2,383,629
Total	$2,814,459,098	$2,274,190,998	$—	$5,088,650,096

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,121,133)	$—	$(2,121,133)
Futures Contracts (unrealized depreciation)	(482,126)	—	—	(482,126)

Total	$(482,126)	$(2,121,133)	$—	$(2,603,259)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2021, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. During the period ended December 31, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives Foreign exchange contracts	$2,383,629

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(2,121,133)	$—
Exchange-traded liability derivatives Interest rate contracts	—	(482,126)

Total liability derivatives	$(2,121,133)	$(482,126)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2021, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A.	$(372,753)	$290,000
Credit Suisse International	(741,692)	—
UBS AG	(78,108)	120,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2021:

Maximum Amount of Loss-Gross	Maximum Amount of Loss-Net
$3,907,898	$2,214,230

These amounts include cash received as collateral of $2,296,980.

Industry Summary at December 31, 2021 (Unaudited)

Treasuries	11.2%
IT Services	9.1
Semiconductors & Semiconductor Equipment	8.9
Life Sciences Tools & Services	7.4
Interactive Media & Services	4.9
Chemicals	4.5
Software	4.3
Machinery	3.7
Hotels, Restaurants & Leisure	3.5
Internet & Direct Marketing Retail	3.5
Capital Markets	3.2
Banking	2.6
Health Care Providers & Services	2.5
Food & Staples Retailing	2.3
Industrial Conglomerates	2.1
Personal Products	2.0
Other Investments, less than 2% each	22.6
Short-Term Investments	1.4

Total Investments	99.7
Other assets less liabilities (including forward foreign currency and futures contracts)	0.3

Net Assets	100.0%

Currency Exposure Summary at December 31, 2021 (Unaudited)

United States Dollar	74.9%
Euro	6.9
Canadian Dollar	4.8
Japanese Yen	2.5
New Taiwan Dollar	2.1
Other, less than 2% each	8.5

Total Investments	99.7
Other assets less liabilities (including forward foreign currency and futures contracts)	0.3

Net Assets	100.0%